UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	811-03910

Exact name of registrant as specified in charter:	Voyageur Tax Free Funds

Address of principal executive offices:	2005 Market Street
Philadelphia, PA 19103

Name and address of agent for service:	David F. Connor, Esq.
2005 Market Street
Philadelphia, PA 19103

Registrant’s telephone number, including area code:	(800) 523-1918

Date of fiscal year end:	August 31

Date of reporting period:	November 30, 2012

Item 1. Schedule of Investments.

Schedule of Investments (Unaudited)

Delaware Tax-Free Minnesota Fund

November 30, 2012

	Principal
	Amount	Value
Municipal Bonds – 98.57%
Corporate-Backed Revenue Bonds – 4.78%
Cloquet Pollution Control Revenue Refunding (Potlatch Project) 5.90% 10/1/26	$7,000,000	$7,021,070
Laurentian Energy Authority I Cogeneration Revenue Series A 5.00% 12/1/21	8,000,000	7,965,600
Sartell Environmental Improvement Revenue Refunding (International Paper) Series A 5.20% 6/1/27	7,265,000	7,366,419
St. Paul Port Authority Solid West Disposal Revenue (Gerdau St. Paul Steel Mill Project)
Series 7 4.50% 10/1/37 (AMT)	7,895,000	8,096,639
		30,449,728
Education Revenue Bonds – 8.05%
Duluth Housing & Redevelopment Authority Lease Revenue (Public School Academy)
Series A 5.875% 11/1/40	3,500,000	3,691,065
Minnesota Colleges & Universities Revenue Fund Series A
5.00% 10/1/28	8,900,000	10,576,759
5.00% 10/1/29 (NATL-RE)	5,665,000	6,237,504
Refunding 5.00% 10/1/20	1,060,000	1,341,356
Refunding 5.00% 10/1/21	1,340,000	1,722,905
Minnesota Higher Education Facilities Authority Revenue
(Augsburg College)
Series 6-C 5.00% 5/1/20	1,250,000	1,291,963
Series 6-J1 5.00% 5/1/36	2,225,000	2,283,251
Bethel University) Series 6-R 5.50% 5/1/37	2,500,000	2,636,975
(Carleton College)
Series 6-T 5.00% 1/1/28	1,000,000	1,165,160
Series 7-D
5.00% 3/1/30	1,500,000	1,779,210
5.00% 3/1/40	3,000,000	3,500,520
(St. Catherine University) Series 7-Q
5.00% 10/1/21	1,300,000	1,561,898
5.00% 10/1/23	350,000	418,954
5.00% 10/1/24	475,000	564,063
5.00% 10/1/27	200,000	234,962
(St. Olaf College) Series 7-F 4.50% 10/1/30	2,000,000	2,234,540
(University of St. Thomas)
Series 6-X 5.25% 4/1/39	5,000,000	5,661,100
Series 7-A 5.00% 10/1/39	2,000,000	2,286,000
(State Scholastic College) Series 7-J 6.30% 12/1/40	1,800,000	2,107,566
		51,295,751
Electric Revenue Bonds – 4.37%
Central Minnesota Municipal Power Agency (Brookings Twin Cities Transmission Project)
Series E 5.00% 1/1/42	1,500,000	1,731,195
Chaska Electric Revenue Refunding (Generating Facilitates) Series A 5.00% 10/1/30	3,000,000	3,264,630
Hutchinson Public Utilities Commission Revenue Series A
4.00% 12/1/21	700,000	816,578
5.00% 12/1/19	520,000	639,200
Minnesota Municipal Power Agency Electric Revenue
5.00% 10/1/35	3,000,000	3,264,630
Series A
5.00% 10/1/34	6,250,000	6,682,562
5.125% 10/1/29	3,000,000	3,212,700
^Southern Minnesota Municipal Power Agency Supply System Revenue Capital
Appreciation Series A 6.70% 1/1/25 (NATL-RE)	5,000,000	3,466,000

Western Minnesota Municipal Power Agency Refunding Series A 5.00% 1/1/27	3,750,000	4,743,525
		27,821,020
Healthcare Revenue Bonds – 35.47%
Aitkin Health Care Facilities Revenue Refunding (Riverwood Health Care Center)
5.60% 2/1/32	2,100,000	2,188,410
Alexandria Senior Housing Revenue (Knute Nelson Senior Living)
6.00% 7/1/35	1,500,000	1,645,275
6.20% 7/1/45	2,000,000	2,189,180
Anoka Health Care Facility Revenue (Homestead Anoka Project) Series A
7.00% 11/1/46	1,220,000	1,333,924
7.00% 11/1/40	1,000,000	1,099,440
Anoka Housing Facilities Revenue (Senior Homestead Anoka Project) Series B 6.875% 11/1/34	2,015,000	2,218,858
Apple Valley Economic Development Authority Health Care Revenue
(Augustana Home St. Paul Project) Series A 6.00% 1/1/40	2,700,000	2,789,694
Breckenridge Catholic Health Initiatives Series A 5.00% 5/1/30	2,500,000	2,627,700
Duluth Economic Development Authority (St. Luke's Hospital Authority Obligation Group)
5.75% 6/15/32	600,000	642,738
6.00% 6/15/39	2,400,000	2,599,248
Fergus Falls Health Care Facilities Revenue (Lake Region Health Care)
5.15% 8/1/35	1,250,000	1,336,138
5.40% 8/1/40	1,000,000	1,069,360
Glencoe Health Care Facilities Revenue (Glencoe Regional Health Services Project)
5.00% 4/1/31	1,000,000	1,013,460
Maple Grove Health Care System Revenue (Maple Grove Hospital) 5.25% 5/1/37	2,950,000	3,129,213
Minneapolis Health Care System Revenue (Fairview Health Services)
Series A
6.375% 11/15/23	180,000	220,183
6.625% 11/15/28	3,000,000	3,668,970
Series B 6.50% 11/15/38 (ASSURED GTY)	1,140,000	1,435,180
Series D
5.00% 11/15/30 (AMBAC)	2,500,000	2,617,750
5.00% 11/15/34 (AMBAC)	4,750,000	4,951,923
(Jones-Harrison Residence Project) 5.60% 10/1/30	1,050,000	1,065,698
Minneapolis National Marrow Donor Program Revenue 4.875% 8/1/25	6,430,000	6,785,643
Minneapolis - St. Paul Housing & Redevelopment Authority Health Care Revenue
(Children's Hospital) Series A	2,750,000	2,908,483
5.00% 8/15/30
5.25% 8/15/35	2,085,000	2,434,509
(Health Partners Obligation Group Project) 5.875% 12/1/29	1,000,000	1,037,780
Minnesota Agricultural & Economic Development Board Revenue
(Benedictine Health Systems) 5.75% 2/1/29	1,895,000	1,896,421
(Essentia Remarketing) Series C-1
5.00% 2/15/30 (ASSURED GTY)	5,725,000	6,487,799
5.25% 2/15/23 (ASSURED GTY)	5,000,000	5,995,000
5.50% 2/15/25 (ASSURED GTY)	5,120,000	6,168,832
(Fairview Health Care System) Un-Refunded Balance Series A
5.75% 11/15/26 (NATL-RE)	180,000	180,378
6.375% 11/15/29	15,000	15,038
Northfield Hospital & Skilled Nursing Revenue 5.375% 11/1/26	3,785,000	4,035,151
Red Wing Senior Housing Refunding (Deer Crest Project) Series A
5.00% 11/1/32	330,000	343,075
5.00% 11/1/42	1,250,000	1,273,450
5.00% 11/1/27	430,000	460,556
Rochester Health Care & Housing Revenue (Samaritan Bethany) Series A
7.375% 12/1/41	5,220,000	5,997,049
Rochester Health Care Facilities Revenue
(Mayo Clinic) 4.00% 11/15/41	9,750,000	10,551,839
•(Mayo Clinic) Series A 4.00% 11/15/30	500,000	586,015
(Mayo Clinic) Remarketing Series D 5.00% 11/15/38	6,405,000	7,690,354
(Olmsted Medical Center) 5.875% 7/1/30	1,850,000	2,082,064

Sartell Health Care Facilities Revenue (Country Manor Campus Project) Series A
5.25% 9/1/27	1,280,000	1,357,094
6.375% 9/1/42	2,435,000	2,624,151
Shakopee Health Care Facilities Revenue (St. Francis Regional Medical Center)
5.10% 9/1/25	2,000,000	2,056,720
5.25% 9/1/34	7,000,000	7,170,729
Sherburne County Health Care Facilities Revenue (Guardian Angels Health Services)
5.55% 10/1/36	1,500,000	1,533,045
St. Cloud Health Care Revenue (Centracare Health System Project)
5.375% 5/1/31 (ASSURED GTY)	1,000,000	1,143,050
5.50% 5/1/39 (ASSURED GTY)	6,000,000	6,814,320
Series A
5.00% 5/1/25	1,035,000	1,104,645
5.125% 5/1/30	10,350,000	11,762,464
St. Louis Park Health Care Facilities Revenue (Park Nicollet Health Services) Series C
5.50% 7/1/23	3,000,000	3,421,080
5.625% 7/1/26	1,925,000	2,201,141
5.75% 7/1/30	5,000,000	5,742,400
Refunding 5.75% 7/1/39	16,975,000	19,564,705
St. Paul Housing & Redevelopment Authority Health Care Facilities Revenue
(Health Partners Obligation Group Project) 5.25% 5/15/36	7,900,000	8,378,265
(Senior Carondelet Village Project) Series A 6.00% 8/1/42	3,075,000	3,326,904
St. Paul Housing & Redevelopment Authority Health Care Revenue (Allina Health System)
Series A 5.00% 11/15/18 (NATL-RE)	5,720,000	6,736,044
Series A-1 5.25% 11/15/29	5,605,000	6,434,092
St. Paul Housing & Redevelopment Authority Hospital Revenue (Health East Project)
6.00% 11/15/30	4,000,000	4,250,880
6.00% 11/15/35	10,340,000	10,929,069
St. Paul Housing & Redevelopment Authority Multifamily Housing Revenue Refunding
(Marion Center Project) Series A
5.30% 11/1/30	500,000	503,335
5.375% 5/1/43	500,000	502,090
Stillwater Health Care Revenue (Health System Obligation Group) 5.00% 6/1/35	1,000,000	1,033,100
Washington County Housing & Redevelopment Authority Healthcare & Housing
Revenue (Birchwood & Woodbury Projects) Series A 5.625% 6/1/37	1,500,000	1,549,275
Wayzata Senior Housing Revenue (Folkestone Senior Living Community)
Series A	1,050,000	1,110,050
5.50% 11/1/32
5.75% 11/1/39	2,365,000	2,525,749
6.00% 5/1/47	3,685,000	3,968,266
Winona Health Care Facilities Revenue Refunding (Winona Health Obligation)
4.50% 7/1/25	850,000	913,198
4.65% 7/1/26	540,000	580,468
		226,008,107
Housing Revenue Bonds – 5.84%
Minneapolis Multifamily Housing Revenue
(Grant Street Apartments Project) Refunding Series A 7.25% 11/1/29	720,000	721,231
(Seward Towers Project) 5.00% 5/20/36 (GNMA)	8,000,000	8,220,960
(Sumner Field) Series A 5.50% 11/20/26 (GNMA) (AMT)	795,000	796,431
(Trinity Apartments) Refunding Series A 6.75% 5/1/21 (HUD)	1,270,000	1,272,070
Minnesota Housing Finance Agency
(Residential Housing)
•Series D 4.80% 7/1/38 (AMT)	2,275,000	2,348,596
Series I 4.85% 7/1/38 (AMT)	1,735,000	1,794,007
Series I 5.15% 7/1/38 (AMT)	4,780,000	4,961,162
Series L 5.10% 7/1/38 (AMT)	8,880,000	9,300,823
Series M 4.875% 7/1/37(AMT)	4,425,000	4,562,131
Minnesota Housing Finance Agency Homeownership Finance (Non-Agency
Mortgage-Backed Securities Program) Series D 4.70% 1/1/31 (GNMA) (FNMA) (FHLMC)	2,340,000	2,669,519

Willmar Housing & Redevelopment Authority Multifamily Housing Revenue (Highland
Apartments) 5.85% 6/1/19 (HUD)	560,000	560,762
		37,207,692
Lease Revenue Bonds – 6.96%
Minnesota State General Fund Revenue Appropriations Series B
4.00% 3/1/26	7,635,000	8,830,184
5.00% 3/1/27	3,840,000	4,805,990
5.00% 3/1/28	2,500,000	3,119,825
5.00% 3/1/29	6,475,000	8,043,310
St. Paul Port Authority Lease Revenue (Cedar Street Office Building Project)
5.00% 12/1/22	2,500,000	2,509,700
5.25% 12/1/27	3,840,000	3,853,555
Series 3-12 5.125% 12/1/27	3,000,000	3,124,620
(Robert Street Office Building Project)
Series 3-11 4.75% 12/1/23	2,000,000	2,085,720
Series 3-11 5.00% 12/1/27	2,500,000	2,600,725
Series 9 5.25% 12/1/27	725,000	727,559
University of Minnesota Special Purpose Revenue (State Supported Biomed Science
Research Facilities Funding Program) Series A 5.00% 8/1/35	3,960,000	4,675,651
		44,376,839
Local General Obligation Bonds – 8.69%
Anoka County Capital Improvement Series A 5.00% 2/1/22	500,000	610,855
Brainerd Independent School District #181 Refunding (School Building) Series A
4.00% 2/1/22	2,255,000	2,555,524
4.00% 2/1/23	5,990,000	6,722,277
Farmington Independent School District #192 (School Building) Series B 5.00% 2/1/27 (AGM)	10,705,000	11,603,470
^Mahtomedi Independent School District #832 Capital Appreciation Series B 5.85% 2/1/14 (NATL-RE)	1,540,000	1,532,931
Metropolitan Council Waste Water Treatment Series B 5.00% 12/1/21	1,200,000	1,294,992
Morris Independent School District #769 (School Building) 5.00% 2/1/24 (NATL-RE)	4,875,000	4,909,808
New Brighton Tax Increment Series A 5.00% 2/1/27 (NATL-RE)	1,000,000	1,149,450
Prior Lake-Savage Independent School District #719 (School Building) Series B 5.00% 2/1/19 (AGM)	3,145,000	3,433,554
Ramsey County State Aid Series C 5.00% 2/1/28	1,060,000	1,068,098
^Sartell-St. Stephen Independent School District #748 Capital Appreciation Refunding Series B
6.05% 2/1/15 (NATL-RE)	1,075,000	1,046,599
6.10% 2/1/16 (NATL-RE)	1,750,000	1,678,583
South Washington County Independent School District #833 (School Building) Series A
4.75% 2/1/25	2,500,000	2,906,700
4.75% 2/1/26	3,600,000	4,142,052
4.75% 2/1/27	2,300,000	2,646,311
Staples United Hospital District (Todd Morrison ETC Hospital-Health Care Facilities-Lakewood)	2,000,000	2,128,480
5.00% 12/1/21
5.125% 12/1/24	1,000,000	1,058,110
Thief River Falls Independent School District #564 (School Building) Series A 4.00% 2/1/30	800,000	922,192
Willmar City (Rice Memorial Hospital Project) Refunding Series A
5.00% 2/1/25	2,210,000	2,718,963
5.00% 2/1/27	1,000,000	1,221,170
		55,350,119
§Pre-Refunded/Escrowed to Maturity Bonds – 11.64%
Dakota-Washington Counties Housing & Redevelopment Authority Single Family
Residential Mortgage Revenue 8.15% 9/1/16 (NATL-RE) (IBC) (GNMA) (AMT)	405,000	504,877
(Anoka County) 8.45% 9/1/19 (GNMA) (AMT)	9,000,000	12,787,740
(Bloomington Mortgage) Refunding Series B 8.375% 9/1/21 (GNMA) (FHA) (VA) (AMT)	14,115,000	21,029,232
Lakeville Independent School District #194 (School Building) Series A 4.75% 2/1/22-13 (AGM)	3,850,000	3,879,684
Metropolitan Council Minneapolis-St. Paul Metropolitan Area Waste Water Treatment
Series C 5.00% 3/1/28-16	5,000,000	5,602,550
Southern Minnesota Municipal Power Agency Power Supply Revenue Refunding
5.75% 1/1/18-13 (AMBAC) (TCRS)	670,000	715,225
5.75% 1/1/18-13 (NATL-RE)	1,000,000	1,067,500
Series A 5.75% 1/1/18-13	3,790,000	4,045,825
Series B 5.50% 1/1/15 (AMBAC)	270,000	271,793

St. Louis Park Health Care Facilities Revenue (Park Nicollet Health Services)
Series B 5.25% 7/1/30-14	7,000,000	7,537,950
University of Minnesota Series A 5.50% 7/1/21	12,500,000	15,827,375
Western Minnesota Municipal Power Agency Supply Revenue Series A
9.75% 1/1/16 (NATL-RE)	715,000	879,436
		74,149,187
Special Tax Revenue Bonds – 3.86%
Hennepin County Sales Tax Revenue (Second Lien-Ballpark Project) Series B
5.00% 12/15/19	2,100,000	2,519,895
5.00% 12/15/20	1,000,000	1,197,220
5.00% 12/15/24	1,150,000	1,366,821
Minneapolis Development Revenue (Limited Tax Supported Common Bond Fund)
Series 2A 6.00% 12/1/40	3,000,000	3,618,330
Minneapolis Tax Increment Revenue Refunding (St. Anthony Falls Project) 5.75% 2/1/27	1,000,000	1,007,890
Minnesota 911 Revenue (Public Safety Radio Commission System Project)
5.00% 6/1/24	2,925,000	3,547,733
5.00% 6/1/25	2,000,000	2,416,040
Puerto Rico Sales Tax Financing Corporation Sales Tax Revenue First Subordinate Series A
5.50% 8/1/42	2,500,000	2,712,950
5.75% 8/1/37	4,760,000	5,312,445
St. Paul Port Authority (Limited Tax-Brownsfields Redevelopment) Series 2 5.00% 3/1/37	775,000	878,354
		24,577,678
State General Obligation Bonds – 5.38%
Minnesota State Series A
5.00% 10/1/24	8,750,000	11,131,750
5.00% 10/1/27	5,280,000	6,638,227
(State Trunk Highway) Series B 5.00% 10/1/29	5,000,000	6,248,300
(Various Purposes) Series A 4.00% 8/1/27	3,250,000	3,793,628
Puerto Rico Commonwealth Public Improvement Refunding Series A 5.75% 7/1/41	6,000,000	6,442,800
		34,254,705
Transportation Revenue Bonds – 2.44%
Minneapolis-St. Paul Metropolitan Airports Commission Revenue
Series A 5.00% 1/1/28	1,250,000	1,458,375
Subordinate Series B
5.00% 1/1/27	310,000	372,778
5.00% 1/1/28	2,250,000	2,695,523
5.00% 1/1/29	120,000	143,332
5.00% 1/1/30	1,000,000	1,188,190
5.00% 1/1/31	750,000	888,480
St. Paul Housing & Redevelopment Authority Parking Revenue Refunding (Parking
Facilities Project) Series A	1,870,000	2,170,060
5.00% 8/1/30
5.00% 8/1/35	1,145,000	1,265,866
(Smith Avenue Project) Series B 5.00% 8/1/35	1,500,000	1,704,930
St. Paul Port Authority Revenue Refunding (Amherst H Wilder Foundation) Series 3
5.00% 12/1/36	3,200,000	3,660,896
		15,548,430
Water & Sewer Revenue Bonds – 1.09%
Metropolitan Council Waste Water Revenue Series B
4.00% 9/1/27	2,400,000	2,769,984
5.00% 9/1/25	3,245,000	4,212,010
		6,981,994
Total Municipal Bonds (cost $570,346,537)		628,021,250

	Number of
	Shares
Short-Term Investments – 0.20%
Money Market Mutual Fund – 0.13%
Federated Minnesota Municipal Cash Trust	835,702	835,702
		835,702

	Principal
	Amount
¤Variable Rate Demand Note – 0.20%
Brooklyn Center Revenue Refunding (Brookdale Corporation II Project) 0.19% 12/1/14
(LOC - US Bank NA)	$1,250,000	1,250,000
		1,250,000
Total Short-Term Investments (cost $2,085,702)		2,085,702

Total Value of Securities – 98.90%
(cost $572,432,239)		630,106,952
Receivables and Other Assets Net of Liabilities – 1.10%		7,019,345
Net Assets Applicable to 48,533,005 Shares Outstanding – 100.00%		$637,126,297

^Zero coupon security. The rate shown is the yield at the time of purchase.
•Variable rate security. The rate shown is the rate as of November 30, 2012. Interest rates reset periodically.
§Pre-refunded bonds. Municipal bonds that are generally backed or secured by U.S. Treasury bonds. For pre-refunded bonds, the stated maturity is followed by the year in which the bond is pre-refunded. See Note 3 in “Notes.”
¤Tax-exempt obligations that contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the unpaid principal balance plus accrued interest upon a short notice period (generally up to 30 days) prior to specified dates either from the issuer or by drawing on a bank letter of credit, a guarantee or insurance issued with respect to such instrument. The rate shown is the rate as of November 30, 2012.

Summary of Abbreviations:
AGM – Insured by Assured Guaranty Municipal Corporation
AMBAC – Insured by AMBAC Assurance Corporation
AMT – Subject to Alternative Minimum Tax
ASSURED GTY – Insured by Assured Guaranty Corporation
FHA – Federal Housing Administration
FHLMC – Federal Home Loan Mortgage Corporation Collateral
FNMA – Federal National Mortgage Association Collateral
GNMA – Government National Mortgage Association Collateral
HUD – Housing and Urban Development Section 8
IBC – Insured Bond Certificate
LOC – Letter of Credit
NATL-RE – Insured by National Public Finance Guarantee Corporation
TCRS – Temporary Custodial Receipts
VA – Veterans Administration Collateral

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Voyageur Tax Free Funds – Delaware Tax-Free Minnesota Fund (Fund). This report covers the period of time since the Fund’s last fiscal year end.

Security Valuation – Debt securities are valued based upon valuations provided by an independent pricing service or broker and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Valuations for fixed income securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security.

Federal Income Taxes – No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken for all open federal income tax years (August 31, 2009–August 31, 2012), and has concluded that no provision for federal income tax is required in the Fund’s financial statements.

Class Accounting – Investment income and common expenses are allocated to the various classes of the Fund on the basis of "settled shares" of each class in relation to the net assets of the Fund. Realized and unrealized gains (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates – The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other – Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated among such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Interest income is recorded on the accrual basis. Discounts and premiums on debt securities are amortized to interest income over the lives of the respective securities using the effective interest method. The Fund declares dividends daily from net investment income and pays the dividends monthly and declares and pays distributions from net realized gain on investments, if any, annually. The Fund may distribute income dividends and capital gains more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.

2. Investments
At November 30, 2012, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At November 30, 2012, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$572,432,239
Aggregate unrealized appreciation	$57,709,112
Aggregate unrealized depreciation	(34,399)
Net unrealized appreciation	$57,674,713

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1 - inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)
Level 3 - inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of November 30, 2012:

	Level 1	Level 2	Total
Municipal Bonds	$-	$628,021,250	$628,021,250
Short-Term Investments	835,702	1,250,000	2,085,702
Total	$835,702	$629,271,250	$630,106,952

During the period ended November 30, 2012, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a significant impact to the Fund. The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period.

3. Credit and Market Risk
The Fund concentrates its investments in securities issued by municipalities, mainly in Minnesota. The value of these investments may be adversely affected by new legislation within the state, regional or local economic conditions, and differing levels of supply and demand for municipal bonds. Many municipalities insure repayment for their obligations. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons and there is no assurance that the insurance company will meet its obligations. A real or perceived decline in creditworthiness of a bond insurer can have an adverse impact on the value of insured bonds held in the Fund. At November 30, 2012, 12% of the Fund's net assets were insured by bond insurers. These securities have been identified in the schedule of investments.

The Fund invests a portion of its assets in high yield fixed income securities, which are securities rated lower than BBB- by Standard & Poor’s (S&P) and Baa3 by Moody’s Investor Services (Moody’s), or similarly rated by another nationally recognized statistical rating organization. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment grade securities.

The Fund may invest in advanced refunded bonds, escrow secured bonds or defeased bonds. Under current federal tax laws and regulations, state and local government borrowers are permitted to refinance outstanding bonds by issuing new bonds. The issuer refinances the outstanding debt to either reduce interest costs or to remove or alter restrictive covenants imposed by the bonds being refinanced. A refunding transaction where the municipal securities are being refunded within 90 days from the issuance of the refunding issue is known as a "current refunding". "Advance refunded bonds" are bonds in which the refunded bond issue remains outstanding for more than 90 days following the issuance of the refunding issue. In an advance refunding, the issuer will use the proceeds of a new bond issue to purchase high grade interest bearing debt securities which are then deposited in an irrevocable escrow account held by an escrow agent to secure all future payments of principal and interest and bond premium of the advance refunded bond. Bonds are "escrowed to maturity" when the proceeds of the refunding issue are deposited in an escrow account for investment sufficient to pay all of the principal and interest on the original interest payment and maturity dates.

Bonds are considered "pre-refunded" when the refunding issue's proceeds are escrowed only until a permitted call date or dates on the refunded issue with the refunded issue being redeemed at the time, including any required premium. Bonds become "defeased" when the rights and interests of the bondholders and of their lien on the pledged revenues or other security under the terms of the bond contract and are substituted with an alternative source of revenues (the escrow securities) sufficient to meet payments of principal and interest to maturity or to the first call dates. Escrowed secured bonds will often receive a rating of AAA from Moody's, S&P, and/or Fitch Ratings due to the strong credit quality of the escrow securities and the irrevocable nature of the escrow deposit agreement.

The Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund’s Board has delegated to Delaware Management Company, a series of Delaware Management Business Trust, the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund's limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s 15% limit on investments in illiquid securities. As of November 30, 2012, there were no Rule 144A securities and no securities have been determined to be illiquid under the Fund's Liquidity Procedures.

4. Subsequent Events
Management has determined that no material events or transactions occurred subsequent to November 30, 2012 that would require recognition or disclosure in the Fund’s schedule of investments.

Item 2. Controls and Procedures.

     The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

     There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

     File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below: